Other investments (Details) - Schedule of other investments - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Investments Abstract
Current	[1]	$ 10,177	$ 12,587
Non-current	[2]	7,738	12,058
Total		$ 17,915	$ 24,645

[1]	In June 2020, the Group made an investment in an investment fund for a cash consideration of US$15,000 thousands, for which the underlying assets were mainly comprised of debt securities and equity securities. It is redeemable at the option of the Group with one-month notice. There was a fair value loss of US$4,235 thousands and US$2,410 thousands for the six months ended June 30, 2021 and 2022 respectively.
[2]	In June 2020, the Group made an investment in an investment fund for a cash consideration of US$17,100 thousands, for which the underlying assets were mainly comprised of unlisted bonds and subordinated debentures, for a period of 3 years. There was a fair value gain of US$684 thousands and a fair value loss of US$4,320 thousands for the six months ended June 30, 2021 and 2022 respectively.